Employee benefits (Details 1) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bonus expenses under performance-related bonus plan
Bonus expenses	€ 13,131	€ 9,694	€ 9,167